Loan to Employee (Details) - Jun. 15, 2019 - Yong Zhang [Member]	USD ($)	CNY (¥)
Loan to Employee (Textual)
Loan to employee | $	$ 172,000
RMB [Member]
Loan to Employee (Textual)
Loan to employee | ¥		¥ 1,200,000